REVERSE MERGER (Tables)	12 Months Ended
Dec. 31, 2014
Reverse Merger Tables
Fair values of assets acquired and liabilities
Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000